TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating losses	$ 64,945	$ 63,109
Lease liability	67	180
Impairment of assets	2,184	9,480
Overcharged advertising and promotion fee	640	652
Fixed assets depreciation	695	671
Less: Valuation allowance	(57,108)	(56,714)	$ (73,024)	$ (66,475)
Total deferred tax assets	11,423	17,378
Deferred tax liabilities
Right of use assets	(69)	(170)
Investment basis in the PRC entities	(51,496)	(51,949)
BaoAn Acquisition - Property	(8,890)	(9,488)
Investments	(1,286)	(1,305)
Deferred tax liabilities	(61,741)	(62,912)
Net deferred income tax assets	11,356	17,208
Net deferred income tax liabilities	$ (61,674)	$ (62,742)